FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2013
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

10.   FINANCIAL INSTRUMENTS

  Currency Risk Management

  The Company utilizes foreign exchange hedges to reduce the variability of the US dollar amount of expected future foreign currency expenditures arising from changes in currency exchange rates. Hedged items represent a portion of the Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures.

  As at September 30, 2013, the Company had outstanding foreign exchange zero cost collars with a cash flow hedging relationship that did qualify for hedge accounting under ASC 815 — Derivatives and Hedging. The purchase of US dollar put options was financed through selling US dollar call options at a higher level such that the net premium payable to the different counterparties by the Company was nil. At September 30, 2013, the zero cost collars hedged $60.0 million of 2013 expenditures and the Company recognized mark-to-market adjustments in accumulated other comprehensive loss ("AOCL").

  Amounts deferred in AOCL are reclassified to the production costs line item on the interim unaudited consolidated statements of income, as applicable, when the derivative financial instrument has settled. Mark-to-market gains (losses) related to foreign exchange derivative financial instruments are based on broker-dealer quotations that utilize period end forward pricing of the currency hedged to calculate fair value.

  The Company's other foreign currency derivative strategies in 2013 and 2012 consisted mainly of writing US dollar call options with short maturities to generate premiums that would, in essence, enhance the spot transaction rate received when exchanging US dollars for Canadian dollars. All of these derivative transactions expired prior to period end such that no derivatives were outstanding on September 30, 2013 or September 30, 2012. Call option premiums were recognized in the (gain) loss on derivative financial instruments line item of the interim unaudited consolidated statements of income.

  Commodity Price Risk Management

  The Company uses intra-quarter zinc and copper derivative financial instruments associated with the timing of sales of the related products during 2013 and 2012 that were recognized in the (gain) loss on derivative financial instruments line item of the interim unaudited consolidated statements of income. There were no zinc intra-quarter derivative financial instruments outstanding at September 30, 2013 or December 31, 2012 and there were no intra-quarter copper derivative financial instruments purchased or outstanding during the three and nine months ended September 30, 2013.

  To mitigate the risks associated with fluctuating diesel fuel prices, the Company uses derivative financial instrument contracts to hedge the price on a portion of diesel fuel costs associated with the Meadowbank mine's diesel fuel exposure as it relates to operating costs. Financial contracts that expired in 2013 and totaled 10.5 million gallons of heating oil were entered into at an average price of $2.99 per gallon, which is approximately 55.0% of the Meadowbank mine's expected 2013 diesel fuel operating costs. These contracts did qualify for hedge accounting and the related market-to-market adjustments prior to settlement were recognized in AOCL. During the three months ended September 30, 2013, all the heating oil derivative financial instrument contracts settled.

  Amounts deferred in AOCL are reclassified to the production costs line item of the interim unaudited consolidated statements of income, as applicable, when the derivative financial instrument has settled. Mark-to-market gains (losses) related to heating oil derivative financial instruments are based on broker-dealer quotations that utilize period end forward pricing to calculate fair value.

  The fair value of the Company's derivative financial instruments are reported on the fair value of derivative financial instruments line item of the interim unaudited consolidated balance sheets.

  The following table summarizes the changes in AOCL balances recorded in the interim unaudited consolidated financial statements pertaining to derivative financial instruments:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Accumulated other comprehensive loss, beginning of period	$(2,091)	$(2,653)	$(260)	$(4,404)
Other comprehensive income (loss) — foreign exchange derivative financial instruments	1,260	5,897	(505)	7,979
Other comprehensive income — heating oil derivative financial instruments	439	89	353	135
Other comprehensive loss — other derivative financial instruments	—	(3)	—	(397)
Reclassification to the interim unaudited consolidated statements of income	(209)	(1,245)	(189)	(1,228)

Accumulated other comprehensive (loss) income, end of period	$(601)	$2,085	$(601)	$2,085

  The following table summarizes the amounts recognized in the (gain) loss on derivative financial instruments line item of the interim unaudited consolidated statements of income:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Premiums realized on written foreign exchange call options	$1,074	$227	$2,547	$1,254
Mark-to-market gain on derivative equity contracts	2,270	—	1,843	—
Realized gain on zinc derivative financial instruments	60	—	60	476
Gain (loss) on heating oil derivative financial instruments and other	—	1,447	—	(3,482)

Gain (loss) on derivative financial instruments	$3,404	$1,674	$4,450	$(1,752)